SEGMENTED INFORMATION - Schedule of Adjusted EBITDA and Funds From Operations (Details) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2025 USD ($) MW	Dec. 31, 2025 USD ($) MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Revenues			$ 6,407	$ 5,876	$ 5,038
Other income (loss)			1,589	627	671
Direct operating costs	[1]		(2,903)	(2,580)	(1,933)
Share of revenue, other income and direct operating costs from equity-accounted investments			559	317	205
Management service costs			(223)	(204)	(205)
Interest income (expense)			(2,457)	(1,988)	(1,627)
Current income tax			249	160	(128)
Preferred limited partners equity			(34)	(37)	(41)
Preferred equity			(30)	(28)	(27)
Perpetual subordinated notes			(40)	(37)	(29)
Share of interest and cash taxes from equity-accounted investments			(101)	(79)	(40)
Share of Funds From Operations attributable to non-controlling interests			(1,682)	(810)	(789)
Depreciation			(2,425)	(2,010)	(1,852)
Foreign exchange and financial instruments gain			1,434	880	502
Deferred income tax recovery			365	31	176
Other			(1,214)	(713)	(212)
Share of earnings from equity-accounted investments			(568)	(326)	21
Net income attributable to non-controlling interests			1,055	457	170
Net loss attributable to Unitholders			(19)	(464)	(100)
Share of net (loss) income			$ (110)	(88)	186
Proceeds, net of transaction costs		$ 9
Hydro power capacity | MW		45	833
Brookfield Renewable and Institutional Partners
Disclosure of operating segments [line items]
Proceeds, net of transaction costs		$ 45
Hydroelectric
Disclosure of operating segments [line items]
Revenues			$ 2,741	2,834	2,689
Wind
Disclosure of operating segments [line items]
Revenues			1,620	1,705	1,213
Utility-scale solar
Disclosure of operating segments [line items]
Revenues			1,316	943	751
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues			723	380	350
Sustainable solutions
Disclosure of operating segments [line items]
Revenues			7	14	35
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues			3,542	3,246	2,826
Other income (loss)			852	669	412
Direct operating costs			(1,696)	(1,507)	(1,056)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			2,698	2,408	2,182
Management service costs			(223)	(204)	(205)
Interest income (expense)			(969)	(835)	(745)
Current income tax			(68)	(50)	(40)
Preferred limited partners equity			(34)	(37)	(41)
Preferred equity			(30)	(28)	(27)
Perpetual subordinated notes			(40)	(37)	(29)
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			1,334	1,217	1,095
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues			1,063	932	1,029
Other income (loss)			94	28	22
Direct operating costs			(498)	(385)	(381)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			659	575	670
Management service costs			0	0	0
Interest income (expense)			(277)	(269)	(266)
Current income tax			(4)	(6)	(2)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			378	300	402
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues			197	208	240
Other income (loss)			10	14	5
Direct operating costs			(69)	(71)	(73)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			138	151	172
Management service costs			0	0	0
Interest income (expense)			(10)	(14)	(19)
Current income tax			(7)	(7)	(7)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			121	130	146
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues			347	338	293
Other income (loss)			4	2	6
Direct operating costs			(125)	(164)	(124)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			226	176	175
Management service costs			0	0	0
Interest income (expense)			(106)	(81)	(82)
Current income tax			(12)	(14)	(17)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			108	81	76
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Revenues			596	629	511
Other income (loss)			127	235	146
Direct operating costs			(242)	(233)	(164)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			481	631	493
Management service costs			0	0	0
Interest income (expense)			(161)	(130)	(105)
Current income tax			(17)	(17)	(6)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			303	484	382
Attributable to Unitholders | Utility-scale solar
Disclosure of operating segments [line items]
Revenues			469	416	365
Other income (loss)			173	180	106
Direct operating costs			(148)	(132)	(99)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			494	464	372
Management service costs			0	0	0
Interest income (expense)			(133)	(114)	(110)
Current income tax			(16)	(1)	(1)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			345	349	261
Attributable to Unitholders | Distributed energy & storage
Disclosure of operating segments [line items]
Revenues			261	227	241
Other income (loss)			355	88	20
Direct operating costs			(112)	(86)	(81)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			504	229	180
Management service costs			0	0	0
Interest income (expense)			(47)	(38)	(43)
Current income tax			(4)	(5)	(4)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			453	186	133
Attributable to Unitholders | Sustainable solutions
Disclosure of operating segments [line items]
Revenues			609	496	147
Other income (loss)			50	66	19
Direct operating costs			(461)	(397)	(105)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			198	165	61
Management service costs			0	0	0
Interest income (expense)			(32)	(22)	(6)
Current income tax			(5)	0	(3)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			161	143	52
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues			0	0	0
Other income (loss)			39	56	88
Direct operating costs			(41)	(39)	(29)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			(2)	17	59
Management service costs			(223)	(204)	(205)
Interest income (expense)			(203)	(167)	(114)
Current income tax			(3)	0	0
Preferred limited partners equity			(34)	(37)	(41)
Preferred equity			(30)	(28)	(27)
Perpetual subordinated notes			(40)	(37)	(29)
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			(535)	(456)	(357)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues			(957)	(756)	(234)
Other income (loss)			(195)	(86)	(81)
Direct operating costs			593	525	110
Share of revenue, other income and direct operating costs from equity-accounted investments			559	317	205
Adjusted EBITDA			0	0	0
Management service costs			0	0	0
Interest income (expense)			88	70	33
Current income tax			13	9	7
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			(101)	(79)	(40)
Share of Funds From Operations attributable to non-controlling interests			0	0	0
Funds From Operations			0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues			3,822	3,386	2,446
Other income (loss)			932	44	340
Direct operating costs			(1,800)	(1,598)	(987)
Share of revenue, other income and direct operating costs from equity-accounted investments			0	0	0
Adjusted EBITDA			2,954	1,832	1,799
Management service costs			0	0	0
Interest income (expense)			(1,576)	(1,223)	(915)
Current income tax			304	201	(95)
Preferred limited partners equity			0	0	0
Preferred equity			0	0	0
Perpetual subordinated notes			0	0	0
Share of interest and cash taxes from equity-accounted investments			0	0	0
Share of Funds From Operations attributable to non-controlling interests			(1,682)	(810)	(789)
Funds From Operations			$ 0	$ 0	$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.